COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2019, commitments outstanding for the purchases of property, plant and equipment approximated $53.9 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2019 were principally for the office rental from Daqo Group. The lease expense was $37,756,  $38,633 and $69,028 for the years ended December 31, 2017, 2018 and 2019, respectively.

Future minimum lease payments are as follows:

Year ending December 31,	$
2020		90,565
2021		90,318
2022		23,864
Total		204,747